Equity Investment in Unconsolidated Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The following tables present summarized financial information of the Company’s equity investment in RESOF. Amounts provided are the total amounts attributable to the investment and do not represent the Company’s proportionate share:

	March 31, 2022	December 31, 2021
Investments at fair value (cost of $117,829,371 and $107,261,022, respectively)	$119,003,881	$108,359,898
Other assets	15,892,206	5,484,087

Total assets	134,896,087	113,843,985

Revolving line of credit, net of financing costs	16,834,326	14,909,717
Obligations under participation agreement (proceeds of $15,523,107 and $14,252,357, respectively)	15,637,326	14,351,617
Other liabilities	13,361,069	5,296,603

Total liabilities	45,832,721	34,557,937

Partners’ capital	$89,063,366	$79,286,048

	Three Months Ended March 31,
	2022	2021
Total investment income	$4,844,664	$2,042,100
Total expenses	1,293,316	471,212

Net investment income	3,551,348	1,570,888
Unrealized appreciation on investments	69,051	53,697

Net increase in partners’ capital resulting from operations	$3,620,399	$1,624,585

The following tables present estimated combined summarized financial information of the Company’s equity investment in the joint ventures. Amounts provided are the total amounts attributable to the joint ventures and do not represent the Company’s proportionate share:

	March 31, 2022	December 31, 2021
Net investments in real estate	$198,906,122	$115,636,424
Other assets	9,730,764	4,856,249

Total assets	208,636,886	120,492,673

Mortgage loan payable	145,641,352	83,445,235
Other liabilities	1,887,030	1,305,572

Total liabilities	147,528,382	84,750,807

Members’ capital	$61,108,504	$35,741,866

	Three Months Ended March 31,
	2022	2021
Revenues	$2,450,438	$—
Operating expenses	(816,681)	—
Depreciation expense	(690,831)	$—
Interest expense	(1,085,561)	$—
Unrealized gains	235,511	$—

Net income	$92,876	$—

The following tables present summarized financial information of the Company’s equity investment in RESOF. Amounts provided are the total amounts attributable to the investment and do not represent the Company’s proportionate share:

	December 31,
	2021	2020
Investments at fair value (cost of $107,261,022 and $44,174,031, respectively)	$108,359,898	$44,715,979
Other assets	5,484,087	5,331,840

Total assets	113,843,985	50,047,819

Revolving line of credit, net of financing costs	14,909,717	—
Obligations under participation agreement (proceeds of $14,252,357 and $6,295,100, respectively)	14,351,617	6,347,478
Other liabilities	5,296,603	4,204,147

Total liabilities	34,557,937	10,551,625

Partners’ capital	$79,286,048	$39,496,194

	Years Ended December 31,
	2021	2020
Total investment income	$11,769,083	$239,837
Total expenses	2,381,145	614,362

Net investment income (loss)	9,387,938	(374,525)
Unrealized appreciation on investments	524,113	417,300

Net increase in partners’ capital resulting from operations	$9,912,051	$42,775

The following tables present estimated combined summarized financial information of the Company’s equity investment in the joint ventures. Amounts provided are the total amounts attributable to the joint ventures and do not represent the Company’s proportionate share:

	December 31,
	2021	2020
Net investments in real estate	$115,636,424	$—
Other assets	4,856,249	—

Total assets	120,492,673	—

Mortgage loan payable	83,445,235	—
Other liabilities	1,305,572	—

Total liabilities	84,750,807	—

Members’ capital	$35,741,866	$—

	Years Ended December 31,
	2021	2020
Revenues	$1,448,431	$—
Expenses	1,752,076	—

Net loss	$(303,645)	$—

Schedule of Joint Venture Ownership Interests	The following table presents the Company’s ownership interests in its equity investments in the joint ventures and their respective carrying values:

	Co-owner	Ownership Interest at March 31, 2022	Carrying Value at
Entity			March 31, 2022	December 31, 2021
LEL Arlington JV LLC	Third party	80%	$23,962,388	$23,949,044
LEL NW 49th JV LLC	Third party	80%	4,838,353	5,306,467
TCG Corinthian FL Portfolio JV LLV (1)	Third Party	90%	22,615,435	—

			$51,416,176	$29,255,511

(1)	This investment was purchased in March 2022.
The following table presents the Company’s ownership interests in its equity investments in the joint ventures and their respective carrying values:

		Ownership Interest at December 31, 2021	Carrying Value at December 31,
Entity	Co-owner		2021	2020
LEL Arlington JV LLC	Third party	80%	$23,949,044	$—
LEL NW 49th JV LLC	Third party	80%	5,306,467	—

			$29,255,511	$—